Vessels, net (Tables)	6 Months Ended
Jun. 30, 2024
Vessels, net [Abstract]
Vessels, Net
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	$94,124,368	$(5,416,317)	$88,708,051
Improvements, and other vessel costs	2,918	—	2,918
Vessel disposals	(13,765,451)	2,097,555	(11,667,896)
Depreciation	—	(2,157,137)	(2,157,137)
Balance June 30, 2024	$80,361,835	$(5,475,899)	$74,885,936